Trade Receivables - Summary of Evolution of the Provision for Doubtful Trade Receivables (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current [member]
Disclosure Evolution Of the Provision For Doubtful Trade Receivables [line items]
Balance at the beginning of the year	$ 47	$ 76	$ 102
Increases charged to expenses	74	20	21
Decreases charged to income	(8)	(2)	(7)
Applications due to utilization	(49)	(3)	(7)
Net exchange and translation differences	(5)	(42)	(29)
Result from net monetary position	(6)	(2)	(4)
Reclassifications	(1)
Balance at the end of the year	52	47	76
Non current [member]
Disclosure Evolution Of the Provision For Doubtful Trade Receivables [line items]
Balance at the beginning of the year	12	55	95
Increases charged to expenses	0	0	0
Net exchange and translation differences	(3)	(43)	(40)
Balance at the end of the year	$ 9	$ 12	$ 55